UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/12

FORM N-CSR

Item 1.      Reports to Stockholders.

The Dreyfus
Third Century Fund, Inc.

SEMIANNUAL REPORT November 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
29	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Dreyfus
Third Century Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for The Dreyfus Third Century Fund, Inc., covering the six-month period from June 1, 2012, through November 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Rallies over the summer of 2012 lifted U.S. equity markets as investors reacted to encouraging macroeconomic developments throughout the world, including U.S. employment gains, credible measures to prevent a more severe banking crisis in Europe, and the likelihood of a “soft landing” for China. In addition, aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China subsequently cheered investors. Consequently, stocks across all capitalization ranges posted respectable returns for the reporting period.

In light of the easy monetary policies adopted by many countries, we expect global growth to be slightly more robust in 2013 than in 2012.The U.S. economic recovery is likely to persist at subpar levels, as growth early in the new year may remain constrained by uncertainties surrounding fiscal policy and tax reforms. However, resolution of these issues may prompt corporate decision-makers to increase capital spending later in the year, which could have positive implications for the U.S. economy and domestic equity markets.As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2012, through November 30, 2012, as provided by Jocelin A. Reed, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2012, The Dreyfus Third Century Fund’s Class A shares produced a total return of 6.05%, Class C shares returned 5.62%, Class I shares returned 6.16% and Class Z shares returned 6.07%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), provided a total return of 9.31% for the same period.2

Improving economic data generally drove stocks higher over the reporting period. The fund’s returns lagged its benchmark, primarily due to our focus on high-quality companies at a time when more speculative investments fared better.

The Fund’s Investment Approach

The fund seeks capital growth, with current income as a secondary goal.To pursue these goals, the fund, under normal circumstances, invests at least 80% of its net assets in the common stocks of companies that, in our opinion, meet traditional investment standards while conducting their businesses in a manner that contributes to the enhancement of the quality of life in America. Our strategy combines computer modeling techniques, fundamental analysis and risk management with a social investment process.

In selecting stocks, we begin with quantitative research to rank stocks within an industry or sector. Next, using fundamental analysis, we designate the most attractive securities as potential purchase candidates.We then evaluate potential purchase candidates to determine whether they meet the fund’s socially responsible investment criteria.We further examine companies determined to be eligible, by industry or sector, and select those companies we consider to be the most attractive based on financial considerations. If there is more than one company to choose from, we can select stocks of companies that exhibit positive records in the fund’s areas of social concern.

The fund normally focuses on large-cap growth stocks; however, it also may invest in value-oriented, midcap and small-cap stocks.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Macroeconomic Developments Lifted Stocks

The reporting period began in the immediate wake of market weakness stemming from sluggish U.S. economic growth and an ongoing European financial crisis. However, investor sentiment soon improved when the Federal Reserve Board embarked on a third round of quantitative easing, and the European Central Bank signaled its commitment to supporting the euro. In addition, the U.S. unemployment rate fell from 8.2% at the end of May to 7.7% at the end of November, U.S. GDP growth accelerated from an annualized rate of 1.3% for the second quarter to an estimated 2.7% for the third quarter, and U.S. housing markets showed long-awaited signs of recovery. Consequently, investors became more tolerant of risks, driving stock prices broadly higher over the reporting period.

Quality Bias Hampered Relative Performance

In this environment, the valuation factors considered by our security selection process worked well, but quality-related factors generally did not.This development hindered the fund’s sector allocation strategy, as overweighted exposure to the information technology sector and mildly underweighted positions in the financials and consumer discretionary sectors weighed on relative results.

In addition, our stock selection strategy in the information technology sector undercut the fund’s returns compared to the benchmark. Hardware makers Dell, Hewlett-Packard and Advanced Micro Devices struggled with an industry-wide transition from personal computers to mobile devices. Moreover, labor issues led the fund to hold underweighted exposure to electronics innovator Apple, which is leading the mobile computing trend. In the consumer discretionary sector, electronics retailer Best Buy encountered obstacles in its international expansion, and office supplies seller Staples was hurt by falling paper sales. Results from the financials sector were dampened by the fund’s lack of participation in gains among large, diversified financial institutions that did not meet our investment criteria.

The fund achieved better results in the consumer staples sector, where higher quality companies fared well. Shopping club Costco Wholesale reported rising membership subscriptions, strong geographic expansion and high profit margins. Supermarket chain Kroger also posted robust financial results.The fund’s health care investments benefited from dialysis centers operator DaVita HealthCare Partners, which gained value as investors recognized its competitive advantages.

Economic Recovery Remains Intact

Despite lingering macroeconomic uncertainties over the near term, we are optimistic about the longer term prospects for U.S. stocks. Low interest rates and accommodative monetary policies are expected to keep the economy growing, but at a relatively moderate pace.Therefore, we have retained the fund’s tilt toward higher quality stocks that, in our analysis, potentially can produce relatively strong results in a subpar recovery.

Providing Third World Access to Medicine

Pressure has intensified on major pharmaceutical developers to make medicines available at affordable prices in developing regions, such as Africa. In addition, healthcare advocates are seeking greater flexibility to evaluate and treat patients in areas with few medical professionals. Fund holding AstraZeneca has been in the forefront of efforts to respond to these requests, working effectively to ensure distribution and use of its products where they are needed most.

December 17, 2012

Please note, the position in any security highlighted with italicized typeface was sold in the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in The Dreyfus Third Century Fund, Inc. from June 1, 2012 to November 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2012

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$6.56	$10.41	$4.70	$5.48
Ending value (after expenses)	$1,060.50	$1,056.20	$1,061.60	$1,060.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2012

	Class A	Class C	Class I	Class Z
Expenses paid per $1,000†	$6.43	$10.20	$4.61	$5.37
Ending value (after expenses)	$1,018.70	$1,014.94	$1,020.51	$1,019.75

Expenses are equal to the fund’s annualized expense ratio of 1.27% for Class A, 2.02% for Class C, .91% for
Class I and 1.06% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2012 (Unaudited)

Common Stocks—99.4%	Shares		Value ($)
Automobiles & Components—1.3%
Thor Industries	87,900		3,317,346
Banks—6.6%
BB&T	97,200		2,738,124
Comerica	148,800		4,402,992
KeyCorp	586,900		4,742,152
People’s United Financial	95,600		1,165,364
Regions Financial	482,700		3,219,609
			16,268,241
Capital Goods—5.6%
3M	20,300		1,846,285
Cooper Industries	17,100		1,273,950
Donaldson	58,250		1,956,035
Fluor	23,300		1,236,764
General Electric	90,700		1,916,491
Parker Hannifin	48,700		4,000,705
Rockwell Collins	29,000		1,658,220
			13,888,450
Consumer Services—1.8%
Marriott International, Cl. A	125,300		4,547,137
Diversified Financials—5.6%
American Express	64,800		3,622,320
Discover Financial Services	101,375		4,218,214
NASDAQ OMX Group	82,600		2,001,398
Northern Trust	42,400		2,036,048
Waddell & Reed Financial, Cl. A	56,100		1,822,689
			13,700,669
Energy—10.7%
Apache	51,100		3,939,299
Bristow Group	52,500		2,735,250
ConocoPhillips	81,700		4,651,998
Denbury Resources	221,700	[a]	3,420,831
Devon Energy	53,200		2,748,844
EnCana	158,300	[b]	3,449,357
Noble Energy	14,200		1,388,050

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Pioneer Natural Resources	20,700		2,214,900
Spectra Energy	66,900		1,869,855
			26,418,384
Food & Staples Retailing—3.7%
Costco Wholesale	38,675		4,021,813
Kroger	55,100		1,445,824
Whole Foods Market	38,800		3,622,368
			9,090,005
Food, Beverage & Tobacco—3.9%
Campbell Soup	113,500	[b]	4,171,125
Coca-Cola Enterprises	53,800		1,677,484
ConAgra Foods	70,200		2,096,172
Mead Johnson Nutrition	25,900		1,766,121
			9,710,902
Health Care Equipment & Services—3.0%
AmerisourceBergen	29,800		1,258,156
Becton Dickinson & Co.	32,050		2,457,273
Humana	39,450		2,580,425
Patterson	35,100		1,196,910
			7,492,764
Household & Personal Products—1.7%
Clorox	17,300		1,320,855
Estee Lauder, Cl. A	30,200		1,759,150
Procter & Gamble	14,350		1,002,061
			4,082,066
Insurance—1.5%
Aflac	69,600		3,688,104
Materials—1.7%
Ball	95,600		4,272,364
Media—1.9%
Discovery Communications, Cl. A	56,900	[a]	3,437,329
Scripps Networks Interactive, Cl. A	20,200		1,192,608
			4,629,937

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences—10.2%
Agilent Technologies	68,500		2,622,865
Allergan	13,400		1,242,850
AstraZeneca, ADR	57,975		2,756,131
Biogen Idec	23,200	[a]	3,458,888
Bristol-Myers Squibb	170,700		5,569,941
Life Technologies	87,800	[a]	4,332,930
Novartis, ADR	46,825		2,905,491
Waters	26,200	[a]	2,215,210
			25,104,306
Retailing—5.1%
Best Buy	148,300		1,944,213
Gap	35,600		1,226,776
Nordstrom	54,900		2,969,541
O’Reilly Automotive	21,200	[a]	1,994,496
Staples	278,900		3,263,130
TJX	27,500		1,219,350
			12,617,506
Semiconductors &
Semiconductor Equipment—3.8%
Applied Materials	349,900		3,754,427
Intel	151,800		2,970,726
LSI	398,400	[a]	2,685,216
			9,410,369
Software & Services—10.9%
Accenture, Cl. A	21,800		1,480,656
Akamai Technologies	59,700	[a]	2,186,214
BMC Software	28,600	[a]	1,171,456
CA	81,500		1,806,040
International Business Machines	33,250		6,319,828
Intuit	33,100		1,983,021
Microsoft	175,100		4,661,162
Oracle	134,675		4,323,068

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
VistaPrint	55,500	[a,b]	1,722,997
Western Union	98,175		1,237,987
			26,892,429
Technology Hardware & Equipment—10.6%
Apple	14,475		8,471,928
Avnet	48,450	[a]	1,419,100
Cisco Systems	229,225		4,334,645
Dell	276,700		2,667,388
EMC	177,025	[a]	4,393,760
Hewlett-Packard	114,000		1,480,860
Motorola Solutions	64,400		3,506,580
			26,274,261
Telecommunication Services—5.0%
AT&T	143,000		4,880,590
Verizon Communications	168,800		7,447,456
			12,328,046
Transportation—1.5%
Norfolk Southern	20,800		1,255,904
United Parcel Service, Cl. B	33,000		2,412,630
			3,668,534
Utilities—3.3%
Consolidated Edison	53,600		2,990,344
Pinnacle West Capital	52,700		2,711,942
Xcel Energy	92,800		2,510,240
			8,212,526
Total Common Stocks
(cost $217,935,379)			245,614,346

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,290,890)	1,290,890	[c]	1,290,890

Investment of Cash Collateral
for Securities Loaned—2.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,969,424)	6,969,424 [c]	6,969,424
Total Investments (cost $226,195,693)	102.7%	253,874,660
Liabilities, Less Cash and Receivables	(2.7%)	(6,798,609)
Net Assets	100.0%	247,076,051

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At November 30, 2012, the value of the fund’s securities on loan was
$6,901,706 and the value of the collateral held by the fund was $6,969,424.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	10.9	Food & Staples Retailing	3.7
Energy	10.7	Money Market Investments	3.3
Technology Hardware & Equipment	10.6	Utilities	3.3
Pharmaceuticals,		Health Care Equipment & Services	3.0
Biotech & Life Sciences	10.2	Media	1.9
Banks	6.6	Consumer Services	1.8
Capital Goods	5.6	Household & Personal Products	1.7
Diversified Financials	5.6	Materials	1.7
Retailing	5.1	Insurance	1.5
Telecommunication Services	5.0	Transportation	1.5
Food, Beverage & Tobacco	3.9	Automobiles & Components	1.3
Semiconductors &
Semiconductor Equipment	3.8		102.7

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2012 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $6,901,706)—Note 1(b):
Unaffiliated issuers			217,935,379	245,614,346
Affiliated issuers			8,260,314	8,260,314
Dividends and securities lending income receivable				621,778
Receivable for shares of Common Stock subscribed				68,676
Prepaid expenses				37,366
				254,602,480
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				213,671
Cash overdraft due to Custodian				44,285
Liability for securities on loan—Note 1(b)				6,969,424
Payable for shares of Common Stock redeemed				185,086
Accrued expenses				113,963
				7,526,429
Net Assets ($)				247,076,051
Composition of Net Assets ($):
Paid-in capital				214,410,972
Accumulated undistributed investment income—net				2,954,962
Accumulated net realized gain (loss) on investments				2,031,150
Accumulated net unrealized appreciation
(depreciation) on investments				27,678,967
Net Assets ($)				247,076,051

Net Asset Value Per Share
	Class A	Class C	Class I	Class Z
Net Assets ($)	14,879,555	3,512,347	3,580,400	225,103,749
Shares Outstanding	1,370,728	352,794	324,506	20,438,053
Net Asset Value Per Share ($)	10.86	9.96	11.03	11.01

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $7,173 foreign taxes withheld at source):
Unaffiliated issuers	2,523,894
Affiliated issuers	1,064
Income from securities lending—Note 1(b)	100,715
Total Income	2,625,673
Expenses:
Management fee—Note 3(a)	938,907
Shareholder servicing costs—Note 3(c)	295,436
Professional fees	36,845
Registration fees	29,742
Prospectus and shareholders’ reports	15,727
Distribution fees—Note 3(b)	13,257
Custodian fees—Note 3(c)	9,727
Directors’ fees and expenses—Note 3(d)	4,409
Loan commitment fees—Note 2	1,543
Miscellaneous	12,030
Total Expenses	1,357,623
Less—reduction in fees due to earnings credits—Note 3(c)	(802)
Net Expenses	1,356,821
Investment Income—Net	1,268,852
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,560,632
Net unrealized appreciation (depreciation) on investments	11,855,781
Net Realized and Unrealized Gain (Loss) on Investments	13,416,413
Net Increase in Net Assets Resulting from Operations	14,685,265

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012[a]
Operations ($):
Investment income—net	1,268,852	1,693,392
Net realized gain (loss) on investments	1,560,632	20,982,682
Net unrealized appreciation
(depreciation) on investments	11,855,781	(30,460,407)
Net Increase (Decrease) in Net Assets
Resulting from Operations	14,685,265	(7,784,333)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(53,991)
Class I Shares	—	(17,567)
Class Z Shares	—	(1,540,709)
Total Dividends	—	(1,612,267)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,067,705	3,154,009
Class C Shares	166,356	735,678
Class I Shares	1,022,646	1,414,411
Class Z Shares	1,657,081	4,132,874
Dividends reinvested:
Class A Shares	—	50,918
Class I Shares	—	4,437
Class Z Shares	—	1,461,859
Cost of shares redeemed:
Class A Shares	(2,556,298)	(3,455,527)
Class B Shares	—	(246,566)
Class C Shares	(155,584)	(240,518)
Class I Shares	(399,083)	(582,591)
Class Z Shares	(11,347,776)	(22,538,077)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(9,544,953)	(16,109,093)
Total Increase (Decrease) in Net Assets	5,140,312	(25,505,693)
Net Assets ($):
Beginning of Period	241,935,739	267,441,432
End of Period	247,076,051	241,935,739
Undistributed investment income—net	2,954,962	1,686,110

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	194,685	307,794
Shares issued for dividends reinvested	—	5,102
Shares redeemed	(236,515)	(328,693)
Net Increase (Decrease) in Shares Outstanding	(41,830)	(15,797)
Class Bb
Shares redeemed	—	(25,795)
Class C
Shares sold	17,230	76,214
Shares redeemed	(15,716)	(25,197)
Net Increase (Decrease) in Shares Outstanding	1,514	51,017
Class I
Shares sold	93,875	133,262
Shares issued for dividends reinvested	—	439
Shares redeemed	(35,533)	(57,226)
Net Increase (Decrease) in Shares Outstanding	58,342	76,475
Class Z
Shares sold	150,967	394,397
Shares issued for dividends reinvested	—	144,595
Shares redeemed	(1,035,959)	(2,171,722)
Net Increase (Decrease) in Shares Outstanding	(884,992)	(1,632,730)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended May 31, 2012, 14,832 Class B shares representing $142,537 were automatically converted to 13,454 Class A shares.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2012				Year Ended May 31,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	10.24		10.61	8.36	7.08	9.72	10.05
Investment Operations:
Investment income—net[a]	.04		.05	.03	.03	.05	.01
Net realized and unrealized
gain (loss) on investments	.58		(.38)	2.24	1.25	(2.65)	(.32)
Total from Investment Operations	.62		(.33)	2.27	1.28	(2.60)	(.31)
Distributions:
Dividends from
investment income—net	—		(.04)	(.02)	—	(.04)	(.02)
Net asset value, end of period	10.86		10.24	10.61	8.36	7.08	9.72
Total Return (%)[b]	6.05	[c]	(3.13)	27.18	18.08	(26.73)	(3.06)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.27	[d]	1.31	1.39	1.35	1.31	1.35
Ratio of net expenses
to average net assets	1.27	[d]	1.31	1.39	1.35	1.30	1.35
Ratio of net investment income
to average net assets	.82	[d]	.46	.32	.40	.70	.06
Portfolio Turnover Rate	28.90	[c]	64.12	50.46	35.17	40.27	21.97
Net Assets, end of period
($ x 1,000)	14,880		14,469	15,154	13,252	42,532	15,066

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2012				Year Ended May 31,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	9.43		9.80	7.75	6.63	9.13	9.48
Investment Operations:
Investment income (loss)—net[a]	.00	[b]	(.03)	(.03)	(.03)	(.02)	(.06)
Net realized and unrealized
gain (loss) on investments	.53		(.34)	2.08	1.17	(2.48)	(.29)
Total from Investment Operations	.53		(.37)	2.05	1.14	(2.50)	(.35)
Distributions:
Dividends from
investment income—net	—		—	—	(.02)	—	—
Net asset value, end of period	9.96		9.43	9.80	7.75	6.63	9.13
Total Return (%)[c]	5.62	[d]	(3.78)	26.45	17.16	(27.38)	(3.69)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.02	[e]	2.05	2.00	2.09	2.14	2.01
Ratio of net expenses
to average net assets	2.02	[e]	2.05	2.00	2.09	2.14	2.00
Ratio of net investment income
(loss) to average net assets	.07	[e]	(.27)	(.29)	(.39)	(.29)	(.60)
Portfolio Turnover Rate	28.90	[d]	64.12	50.46	35.17	40.27	21.97
Net Assets, end of period
($ x 1,000)	3,512		3,313	2,944	2,652	1,788	2,487

a	Based on average shares outstanding at each month end.
b	Amount shown represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2012				Year Ended May 31,
Class I Shares	(Unaudited)		2012	2011	2010	2009	2008 [a]
Per Share Data ($):
Net asset value,
beginning of period	10.39		10.77	8.48	7.23	9.90	10.23
Investment Operations:
Investment income—net[b]	.07		.09	.08	.06	.07	.05
Net realized and unrealized
gain (loss) on investments	.57		(.38)	2.28	1.27	(2.69)	(.32)
Total from Investment Operations	.64		(.29)	2.36	1.33	(2.62)	(.27)
Distributions:
Dividends from
investment income—net	—		(.09)	(.07)	(.08)	(.05)	(.06)
Net asset value, end of period	11.03		10.39	10.77	8.48	7.23	9.90
Total Return (%)	6.16	[c]	(2.72)	27.87	18.43	(26.47)	(2.65)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	[d]	.92	.89	1.01	.95	.94
Ratio of net expenses
to average net assets	.91	[d]	.92	.89	1.01	.95	.94
Ratio of net investment income
to average net assets	1.19	[d]	.86	.83	.71	.92	.51
Portfolio Turnover Rate	28.90	[c]	64.12	50.46	35.17	40.27	21.97
Net Assets, end of period
($ x 1,000)	3,580		2,766	2,043	1,651	1,048	1,206

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2012				Year Ended May 31,
Class Z Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	10.38		10.76	8.48	7.22	9.88	10.21
Investment Operations:
Investment income—net[a]	.06		.07	.07	.05	.05	.04
Net realized and unrealized
gain (loss) on investments	.57		(.38)	2.27	1.28	(2.68)	(.33)
Total from Investment Operations	.63		(.31)	2.34	1.33	(2.63)	(.29)
Distributions:
Dividends from
investment income—net	—		(.07)	(.06)	(.07)	(.03)	(.04)
Net asset value, end of period	11.01		10.38	10.76	8.48	7.22	9.88
Total Return (%)	6.07	[b]	(2.86)	27.61	18.40	(26.56)	(2.82)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06	[c]	1.07	1.03	1.10	1.11	1.01
Ratio of net expenses
to average net assets	1.06	[c]	1.07	1.03	1.10	1.10	1.00
Ratio of net investment income
to average net assets	1.04	[c]	.71	.68	.60	.73	.40
Portfolio Turnover Rate	28.90	[b]	64.12	50.46	35.17	40.27	21.97
Net Assets, end of period
($ x 1,000)	225,104		221,387	247,051	210,701	192,247	291,213

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

The DreyfusThird Century Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	234,780,370	—	—	234,780,370
Equity Securities—
Foreign†	10,833,976	—	—	10,833,976
Mutual Funds	8,260,314	—	—	8,260,314
† See Statement of Investments for additional detailed categorizations.

At November 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended November 30, 2012, The Bank of New York Mellon earned $43,164 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended November 30, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	5/31/2012 ($)	Purchases ($)	Sales ($)	11/30/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,798,903	12,355,989	13,864,002	1,290,890.5
Dreyfus
Institutional
Cash
Advantage
Fund	7,656,891	53,204,172	53,891,639	6,969,424	2.8
Total	10,455,794	65,560,161	67,755,641	8,260,314	3.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2012 was as follows: ordinary income $1,612,267. The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 10, 2012, the unsecured credit facility with Citibank, N.A., was $225 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on November 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to the management agreement (the “Agreement”) with the Manager, the management fee is computed at an annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the Agreement, if in any full fiscal year the aggregate expenses allocable to Class Z shares (exclusive of taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1 1 / 2 % of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2012, there was no reduction in expenses pursuant to the Agreement.

During the period ended November 30, 2012, the Distributor retained $3,561 from commissions earned on sales of the fund’s Class A shares and $60 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2012, Class C shares were charged $13,257, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2012, Class A and Class C shares were charged $18,941 and $4,419, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2012, Class Z shares were charged $142,301 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $59,148 for transfer agency services and $6,199 for cash management services. Cash management fees were partially offset by earnings credits of $756. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2012, the fund was charged $9,727 pursuant to the custody agreement.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2012, the fund was charged $2,242 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $46.

During the period ended November 30, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $153,063, Distribution Plan fees $2,176, Shareholder Services Plan fees $15,334, custodian fees $6,000, Chief Compliance Officer fees $3,318 and transfer agency fees $33,780.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2012, amounted to $71,533,169 and $78,314,842, respectively.

At November 30, 2012, accumulated net unrealized appreciation on investments was $27,678,967, consisting of $37,683,224 gross unrealized appreciation and $10,004,257 gross unrealized depreciation.

At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 18 and 19, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (“Performance Group 1”) and with a broader group of funds (“Performance Universe 1”), with each group consisting of funds from the same Lipper Category as that of the fund, all for various periods ended May 31, 2012, (2) the fund’s performance with the performance of a group of social criteria funds from different Lipper categories included at the request of Dreyfus (“Performance Group 2”) and with a broader group of funds (“Performance Universe 2”), all for various periods ended May 31, 2012, and (3) the fund’s actual and contractual management fees and total expenses with those of groups of comparable funds identical to Performance Group 1 (“Expense Group 1”) and Performance Group 2 (“Expense Group 2”) and with broader groups of funds that included the Performance Group 1 funds (“Expense Universe 1”) and the Performance Group 2 funds (“Expense Universe 2”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally above the medians of the Performance Groups and Performance Universes for all periods except the ten-year period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the funds in each Expense Group and each Expense Universe and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group 1 and Expense Group 2 medians, the fund’s actual management fee was above the medians of the Expense Groups and Expense Universes and the fund’s total expenses were above the Expense Group 1 and Expense Universe 1 medians, at the Expense Group 2 median and below the Expense Universe 2 median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager (s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	33

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)